Note 6 - Liabilities Related to Sale of Future Royalties 1 (Details Textual) - HCRP [Member] - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2016	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Proceeds from Sale of Future Royalties, Net	$ 20.0
Royalty Interest, Covenant, Cumulative Remaining Shortfall Amount		$ 6.7	$ 4.4	$ 6.0
Royalty Payment, Interest, First Period [Member]
Royalty Interest, Covenant, Shortfall in Royalty Payments	$ 3.0
Royalty Interest, Percentage of Additional Royalties Due Each Year	15.00%
Royalty Interest, Additional Royalties Due Each Year	$ 1.0
Royalty Payment, Interest, Second Period [Member]
Royalty Interest, Covenant, Shortfall in Royalty Payments	$ 2.7
Royalty Interest, Percentage of Additional Royalties Due Each Year	15.00%
Royalty Interest, Additional Royalties Due Each Year	$ 1.0